Related Party Balance and Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Bally [Member]
Due from related parties
Due from related parties		$ 5,172	$ 5,172
Mr. Shousheng Guo [Member]
Due from related parties
Due from related parties	[1]		100,000
Suzhou Investment [Member]
Due from related parties
Due from related parties			39,437
Mr. Wenwu Zhang [Member]
Due from related parties
Due from related parties	[2]	321,949	330,991
Ms. Chao Liu [Member]
Due from related parties
Due from related parties	[1]		141,024
Shenzhen Zhuhai [Member]
Due from related parties
Due from related parties	[3]	150,699
Zhihai Yuncheng [Member]
Due from related parties
Due from related parties	[4]	63,588
Others [Member]
Due from related parties
Due from related parties		700	700
Related Party [Member]
Due from related parties
Due from related parties		$ 542,108	$ 617,324

[1]	The staff advance balances as of December 31, 2023 had been repaid for the year ended December 31, 2024.
[2]	The balance as of December 31, 2024 and 2023 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.
[3]	The balance from Shenzhen Zhuhai as of December 31, 2024 had been repaid on May 15, 2025.
[4]	The balance as of December 31, 2024 represented the prepaid service fee.